Commitments (Maturity Analysis of Operating Lease Commitments) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Operating lease commitments lessee [line items]
Future aggregate minimum lease payments under non-cancellable operating leases	¥ 84,746	¥ 68,310
Not later than one year [member]
Operating lease commitments lessee [line items]
Future aggregate minimum lease payments under non-cancellable operating leases	81,188	63,505
Later than one year and not later than two years [member]
Operating lease commitments lessee [line items]
Future aggregate minimum lease payments under non-cancellable operating leases	738	1,583
Later than two years and not later than three years [member]
Operating lease commitments lessee [line items]
Future aggregate minimum lease payments under non-cancellable operating leases	746	403
Later than three years [member]
Operating lease commitments lessee [line items]
Future aggregate minimum lease payments under non-cancellable operating leases	¥ 2,074	¥ 2,819